Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net loss	$ (105,452)	$ (490,702)
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	624	2,664
Net change in cash flow hedges	38,428	(13,267)
Net other comprehensive (loss) income to be reclassified to net income (loss) in subsequent periods	39,052	(10,603)
Other comprehensive income (loss), net of tax	39,052	(10,603)
Total comprehensive loss	(66,400)	(501,305)
Total comprehensive loss attributable to Viking Holdings Ltd	(66,422)	(501,593)
Total comprehensive income attributable to non-controlling interests	$ 22	$ 288